DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Discontinued Operations
DISCONTINUED OPERATIONS

19. IMPAIRMENT LOSS

The Company recorded $18.44 million of impairment loss in fiscal year 2021 related with goodwill and amortization asset.

On January 25, 2021, Blue Hat Cayman acquired 100% entity interest of Fresh Joy and in January 2021 acquire the 51.5% equity of Fujian Youth that Fujian Youth become the 100% wholly owned subsidiary under the Company. Both transactions formed Goodwill while acquisition. The Company tests goodwill for impairment for its reporting units on an annual basis, or when events occur or circumstances indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that implied fair value of the goodwill within the reporting unit is less than its carrying value.

The Company uses the discounted cash flow model to estimate fair value, which requires management to make significant estimates and assumptions related to forecasts of future revenue and operating margin. In addition, the discounted cash flow model requires the Company to select an appropriate weighted average cost of capital based on current market conditions as of December 31, 2021. The Company has concluded that goodwill impairment loss is $3.81 million as of December 31, 2021.

Acquired intangible assets are recognized based on their cost to the Company, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s book. These assets are amortized over their useful lives if the assets are deemed to have a finite life and they are reviewed for impairment by testing for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. The fair value of an intangible asset is the amount that would be determined if the entity used the assumptions that market participants would use if they were pricing the intangible asset. The useful life of the Company’s intangible assets is ten years, which is determined by using the time period that an intangible is estimated to contribute directly or indirectly to a Company’s future cash flows. The Company assessed some of the licensed software is unlikely to generate cash flow, as of year ended December 2021, it recorded $14.63 million impairment loss.

20. DISCONTINUED OPERATIONS

On September 30, 2021, the Company entered into a share transfer agreement with a third party to sell Xunpusen (Xiamen) Technology Co., Ltd., pursuant to the terms of the Agreement, the buyer purchased 100% of the Company’s ownership of Xunpusen and 100% owned subsidiary Xingjuyun (Xiamen) Technology Co., Ltd. for a total price of $1,333,023, resulting in a gain on disposal of $683,688.

On December 20, 2021, the Company sold 100% of the ownership of Xiamen Jiuqiao Technology Co., Ltd., and 100% owned subsidiaries to a third party for a total price of $8,368,930, resulting in a gain on disposal of $811,269.

On November 15, 2021, Shenyang Qimengxing Trading Co., Ltd. (“Blue Hat Shenyang”) was deregistered, resulting in a loss on disposal of $1,012.

Loss from discontinued operations for the ended December 31, 2021 and 2020 was as follows:

	December 31	December 31,
	2021	2020
Revenues	$16,464,160	$5,591,146
Cost of sales	(13,741,705)	(5,026,920)
Gross profit	2,722,455	564,226
Operating expenses:
General and Administrative	(281,460)	(150,945)
Selling expenses	(881,654)	(41,800)
Research and development	(6,959)	(34,695)
Total	1,552,382	$336,786
Other income (expense)
Interest income	$378	$20
Other (expense) income, net	66,871	(408)
Other finance expenses	(14,939)	(27)
Total	52,310	(415)
Loss from discontinued operations before income tax	1,604,692	336,371
Income tax provision	(593,389)	(103,218)
Income from discontinued operations before non-controlling interest	$1,011,303	$233,153
Less: Net loss attributable to non-controlling interest	—	111,404
Income from discontinued operation	$1,011,303	$121,749

The major components of assets and liabilities related to discontinued operations are summarized below:

	December 31,	December 31,
	2021	2020
Cash	$866,075	$47,859
Accounts receivable	2,990,419	726,845
Other current assets	7,041,322	46,915
Prepayments, net	2,644,553	1,459,948
Inventories	130,532	—
Property, plant and equipment, net	17,044	2,755
Other non-current assets	70,454	64,299
Total assets related to discontinued operations	13,760,399	2,348,621
Accounts payable	813,038	724,022
Other payables and accrued expenses	794,599	100,657
Operating lease liabilities-current	20,621	58,422
Customer deposits	865,717	947,687
Tax payables	2,334,922	228,129
Other non-current liabilities	29,051	—
Total liabilities related to discontinued operations	$4,857,948	$2,058,917